INVESTMENTS (Detail Textuals)						1 Months Ended		12 Months Ended
	Oct. 15, 2018 CAD ($) shares	Oct. 05, 2018 CAD ($)	Aug. 14, 2018 CAD ($) $ / shares shares	Mar. 08, 2018	Jul. 15, 2015	Oct. 26, 2018 CAD ($) Share shares	Jun. 26, 2018 $ / shares shares	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share	Dec. 20, 2018 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($) Share
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Net loss and comprehensive loss after tax								$ (13,553,616)	$ 6,885,430
Company's share of net loss								(385,110)	(147,056)
Investments in subsidiaries, joint ventures and associates								$ 10,661,932	$ 156,073
Number of share options received | Share								4,114,563	3,526,000		0
Options outstanding, exercise price per share								$ 7.59	$ 3.45		$ 0
CCTP
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture					50.00%
Net loss and comprehensive loss after tax								(177,262)	(294,112)
Company's share of net loss								(88,631)	(147,056)
Investments accounted for using equity method								171,469	156,073
Investments in subsidiaries, joint ventures and associates								171,469	156,073
GWAH
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture							50.00%
Company's share of net loss								(115,186)
Number of warrant exercisable | shares							4,321,800			150,000
Number of common shares purchased | shares			769,231				4,321,800			150,000
Exercise price of warrants | $ / shares							$ 1.10			$ 2
Price per share of common stock purchased | $ / shares			$ 1.30
Amount of common stock purchased			$ 1,000,000
Investments in joint ventures										$ 750,000
Investments in subsidiaries, joint ventures and associates								884,814	0
O'Cannabis
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture		50.00%
Company's share of net loss								0
Investments in joint ventures		$ 500,000
Investments in subsidiaries, joint ventures and associates								500,000	0
Stenocare
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Net loss and comprehensive loss after tax								(740,120)
Company's share of net loss								(140,623)
Proportion of ownership interest in associate				25.00%
Decrease in ownership interest in associate				19.00%
Investments in subsidiaries, joint ventures and associates								347,181	0
Stenocare | Initial public offering
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Number of common shares purchased | shares	272,727
Amount of common stock purchased	$ 487,804
NAC
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Company's share of net loss								0
Investments in subsidiaries, joint ventures and associates						$ 5,000,000		2,912,088	0
Additional investment achieving specific performance targets						$ 10,000,000
Percentage of outstanding commom stock owned						3.00%
Cannatrek
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Company's share of net loss								(40,670)
Investments in subsidiaries, joint ventures and associates						$ 6,038,400		$ 5,846,380	$ 0
Number of shares invested in partnership | shares						6,400,000
Proportion of ownership interest in partnership						19.80%
Considerations paid allocated to common shares						$ 5,887,050
Considerations paid allocated to warrants						$ 151,350
Number of share options received | Share						6,400,000
Options outstanding, exercise price per share						$ 0.40